Disclosures About Fair Value of Assets and Liabilities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of estimated fair values of company's financial instruments
Cash and cash equivalents	$ 19,144	$ 14,846	$ 30,418
Loans held for sale, Carrying Amount	6,147	5,238
Loans, net of allowance for loan losses, Carrying Amount	456,578	436,025
Federal Reserve and FHLB Bank stock, Carrying Amount	3,748	3,685
Interest receivable, Carrying Amount	1,235	1,635
Deposits, Carrying Amount	527,001	518,765
Short-term borrowings	10,333	18,779
Notes payable, Carrying Amount	1,702	2,788
FHLB advances, Carrying Amount	21,000	12,776
Trust preferred securities, Carrying Amount	20,620	20,620
Accrued interest payable, Carrying Amount	138	2,953
Level 1 [Member]
Summary of estimated fair values of company's financial instruments
Cash and cash equivalents Fair Value	19,144	14,846
Loans held for sale, Fair Value
Loans, net of allowance for loan losses, Fair Value
Federal Reserve and FHLB Bank stock at cost, Fair Value
Accrued interest receivable, Fair Value
Deposits, Fair Value
Short-term borrowings, Fair Value
Notes payable, Fair Value
FHLB advances, Fair Value
Trust preferred securities, Fair Value
Accrued interest payable, Fair Value
Level 2 [Member]
Summary of estimated fair values of company's financial instruments
Cash and cash equivalents Fair Value
Loans held for sale, Fair Value	6,350	5,334
Loans, net of allowance for loan losses, Fair Value
Federal Reserve and FHLB Bank stock at cost, Fair Value	3,748	3,685
Accrued interest receivable, Fair Value	1,235	1,635
Deposits, Fair Value	530,097	521,654
Short-term borrowings, Fair Value	10,333	18,903
Notes payable, Fair Value	1,731	2,815
FHLB advances, Fair Value	21,274	13,149
Trust preferred securities, Fair Value	7,353	8,320
Accrued interest payable, Fair Value	138	2,954
Level 3 [Member]
Summary of estimated fair values of company's financial instruments
Cash and cash equivalents Fair Value
Loans held for sale, Fair Value
Loans, net of allowance for loan losses, Fair Value	462,773	443,727
Federal Reserve and FHLB Bank stock at cost, Fair Value
Accrued interest receivable, Fair Value
Deposits, Fair Value
Short-term borrowings, Fair Value
Notes payable, Fair Value
FHLB advances, Fair Value
Trust preferred securities, Fair Value
Accrued interest payable, Fair Value